Consolidated Statements of Cash Flows - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
OPERATING ACTIVITIES
Net income	$ 183	$ 78	$ 103
Adjustments:
Depreciation and amortization	258	257	182
Interest expense	41	44	46
Income tax expense	67	64	48
Share-based compensation	25	75	29
Changes in business combination-related provisions	0	0	(74)
Change in market value of derivatives and other	2	0	32
Net change in non-cash operating working capital	(26)	(69)	1
Share-based compensation payments	(19)	(45)	(14)
Income taxes paid, net	(94)	(93)	(56)
Cash provided by operating activities	437	311	297
INVESTING ACTIVITIES
Cash payments for capital assets	(105)	(99)	(60)
Cash payments for other assets	(13)	0	0
Cash payments for acquisitions, net of cash acquired	(1)	(11)	(1,742)
Payment to acquire non-controlling interest in subsidiary	0	0	(70)
Cash used in investing activities	(119)	(110)	(1,872)
FINANCING ACTIVITIES
Shares issued	3	527	656
Share issuance costs	0	(34)	0
Withholding taxes paid related to net share settlement of equity awards	(1)	(5)	0
Repayment of long-term debt	(682)	(765)	(819)
Long-term debt issued	411	71	1,854
Debt issuance costs	(8)	0	0
Interest paid on credit facilities	(23)	(29)	(34)
Cash (used in) provided by financing activities	(300)	(235)	1,657
Effect of exchange rate changes on cash and cash equivalents	(8)	(4)	(9)
CASH POSITION
Increase (decrease) in cash and cash equivalents	10	(38)	73
Cash and cash equivalents, beginning of year	115	153	80
Cash and cash equivalents, end of year	$ 125	$ 115	$ 153